UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 149.1%
Corporate — 16.1%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$330	$311,995
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	500	506,265
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	220,512
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.50%, 10/01/26	625	625,982
County of Jefferson New York Industrial Development Agency, Refunding RB, Solid Waste Disposal, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/20	750	750,060
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,518,300
New York City Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	1,600	1,731,648
7.75%, 8/01/31	1,500	1,623,435
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,030	1,077,936
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	625	550,131
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,305	1,332,640

		11,248,904
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District — 36.0%
City of New York New York, GO:
Fiscal 2009, Series A-1, 4.75%, 8/15/25	$500	$559,235
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	738,238
Sub-Series G-1, 6.25%, 12/15/31	250	283,663
Sub-Series I-1, 5.38%, 4/01/36	450	496,449
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	1,280	1,512,282
5.00%, 8/01/30	500	536,855
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, (AMBAC):
5.00%, 11/15/35	2,250	2,263,297
5.00%, 11/15/44	250	250,180
4.75%, 11/15/45	640	625,574
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	966,469
5.00%, 7/01/33	400	413,532
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 5.43%, 3/01/35 (b)	500	160,105
CAB, Yankee Stadium Project, Series A (AGC), 5.85%, 3/01/42 (b)	1,750	343,665
CAB, Yankee Stadium Project, Series A (AGC), 5.94%, 3/01/45 (b)	500	80,370
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	108,332
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	421,325
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	740	714,921
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
5.00%, 11/01/27	10	10,033
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	863,965

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	$500	$499,385
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	2,847,207
5.75%, 2/15/47	1,550	1,653,757
(AGM), 5.00%, 2/15/47	850	855,805
(NPFGC), 4.50%, 2/15/47	1,510	1,411,699
New York Liberty Development Corp., Refunding RB, Liberty:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,478,848
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	527,505
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,041,960
4 World Trade Center Project, 5.00%, 11/15/44	1,000	1,002,580
4 World Trade Center Project, 5.75%, 11/15/51	670	713,972
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,102,882
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	660,903

		25,144,993
Education — 27.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	345	51,753
7.00%, 5/01/35	220	33,002
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A, (AGM):
4.38%, 10/01/30	500	497,910
4.63%, 10/01/40	275	274,566
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	290,542
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	$450	$424,395
Bronx Charter School For International Cultures & The Arts Project, 5.00%, 4/15/33	400	355,348
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	523,455
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	700	700,357
Wildlife Conservation Society, 3.25%, 8/01/32	420	351,523
Wildlife Conservation Society, 5.00%, 8/01/33	500	530,275
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	1,750	1,772,277
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	526,505
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	755	680,406
County of Herkimer New York Industrial Development Agency, RB, College Foundation, Inc., Student Housing Project, 6.25%, 8/01/34	385	385,150
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	265	264,989
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,054,820

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester, Series A, 5.00%, 7/01/38	$240	$251,158
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	357,070
County of Oneida New York Local Development Corp., RB, Hamilton College Project, 4.00%, 7/01/38	340	317,451
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	150	165,096
5.38%, 9/01/41	650	665,880
County of Suffolk New York Industrial Development Agency, Refunding RB, Remarketing, New York Institute of Technology Project, 5.00%, 3/01/26	410	413,313
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	480,411
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	256,978
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	535,790
Fordham University, Series A, 5.50%, 7/01/36	150	159,447
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	695,674
University of Rochester, Series A, 5.13%, 7/01/39	250	263,788
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	258,785
New York University, Series A, 5.00%, 7/01/37	600	628,116
Rochester Institute of Technology, 5.00%, 7/01/38	690	702,510
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
Skidmore College, Series A, 5.25%, 7/01/29	$200	$214,458
Skidmore College, Series A, 5.25%, 7/01/31	300	318,078
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,220	1,326,238
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	747,803
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	370	383,845
Teachers College, 5.50%, 3/01/39	650	678,528
Teachers College, Series A, 5.00%, 7/01/31	525	552,683

		19,090,373
Health — 27.1%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	316,269
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	250	235,573
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	181,166
5.00%, 12/01/37	250	245,542
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	420	334,526
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,425	1,540,325

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 4.25%, 7/01/42	$180	$150,016
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	353,517
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	450	457,560
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,000	1,018,290
Series B, 6.00%, 11/01/30	150	163,157
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	920	904,756
5.00%, 1/01/34	500	485,175
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	1,210	1,001,130
State of New York Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 2/15/37	1,000	1,045,120
Healthcare, Series A, 5.00%, 3/15/38	500	520,950
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/41	1,000	1,028,080
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	305,159
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	267,955
New York University Hospitals Center, Series A, 5.75%, 7/01/31	425	453,734
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	543,181
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	$750	$779,122
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	315	274,248
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	405	356,773
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	132,789
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	533,170
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,000	1,007,460
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,014,200
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	745,537
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	500	523,065
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,000	2,005,720

		18,923,265
Housing — 3.9%
City of New York New York Housing Development Corp., RB, M/F Housing, Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,438,275
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	991,430
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	290,056

		2,719,761

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State — 11.2%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2013, Series S-1, 4.00%, 7/15/42	$1,775	$1,525,560
Series S-2 (NPFGC), 4.25%, 1/15/34	250	247,985
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	801,570
State of New York, GO, Series A, 5.00%, 2/15/39	500	534,290
State of New York Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	334,956
Series C, 5.00%, 12/15/31	500	534,380
State of New York Dormitory Authority, RB, General Purpose, Series B, 5.00%, 3/15/37	1,070	1,118,685
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	160	171,027
State Of New York Urban Development Corp., RB State Personal Income Tax:
Series B, 5.00%, 3/15/35	2,000	2,068,920
Series C, 5.00%, 3/15/30	500	539,675

		7,877,048
Transportation — 17.9%
Metropolitan Transportation Authority, RB:
Series C, 6.50%, 11/15/28	750	875,617
Series H, 5.00%, 11/15/25	1,000	1,092,200
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	1,500	1,568,295
(AGM), 4.00%, 11/15/30	500	493,325
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	500	521,975
Port Authority of New York & New Jersey, ARB, Special Project JFK International Air Terminal LLC:
Project, Series 8, 6.00%, 12/01/42	1,000	1,068,840
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Special Project JFK International Air Terminal LLC (concluded):
Series 6, AMT (NPFGC), 6.25%, 12/01/13	$1,000	$1,000,140
Port Authority of New York & New Jersey, Refunding ARB, Consolidated AMT:
147th Series, 4.75%, 4/15/37	500	493,025
178th Series, 5.00%, 12/01/43	430	431,677
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,500	1,269,090
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	1,735	1,783,719
5.00%, 1/01/42	1,030	1,049,158
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 4.93%, 11/15/32 (b)	505	200,662
General, CAB, Series B, 4.93%, 11/15/32 (b)	1,000	397,590
General, Series B, 5.00%, 11/15/31	90	96,231
Sub-Series A, 5.00%, 11/15/30	150	159,648

		12,501,192
Utilities — 9.6%
City of New York New York Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	500	517,170
County of Suffolk New York Water Authority, Refunding RB, 3.00%, 6/01/25	750	722,572
Long Island Power Authority, RB, Electric System:
CAB, Series A (AGM), 4.32%, 6/01/28 (b)	3,515	1,892,511
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,064,110
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	500	548,530

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
New York State Environmental Facilities Corp., Refunding RB, State Clean Water and Drinking Water Revolving New York City Municipal Water Finance Authority Projects:
2nd Resolution, Series B, 5.00%, 6/15/36	$350	$368,400
Series A, 5.00%, 6/15/37	1,500	1,590,150

		6,703,443
Total Municipal Bonds in New York		104,208,979

Multi-State — 6.4%
Housing — 6.4%
Centerline Equity Issuer Trust (e)(f):
Series A-4-1, 5.75%, 5/15/15	500	531,020
Series A-4-2, 6.00%, 5/15/19	1,000	1,146,560
Series B-3-1, 6.00%, 5/15/15	1,500	1,593,405
Series B-3-2, 6.30%, 5/15/19	1,000	1,159,870

		4,430,855
Total Municipal Bonds in Multi-State		4,430,855

Puerto Rico — 0.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	500	502,055
Total Municipal Bonds — 156.2%		109,141,889

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 10.6%
State — 2.0%
City of New York New York Transitional Finance Authority Building Aid, BARB, Series S-3, 5.25%, 1/15/39	1,300	1,392,427
Transportation — 4.5%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	1,995	2,082,680
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Consolidated, Series 169, AMT, 5.00%, 10/15/26	$1,000	$1,067,590

		3,150,270
Utilities — 4.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,588,815
Fiscal 2009, Series A, 5.75%, 6/15/40	240	265,922
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,031,395

		2,886,132
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 10.6%		7,428,829
Total Long-Term Investments (Cost — $115,355,050) — 166.8%		116,570,718

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00%, (h)(i)	301,827	301,827
Total Short-Term Securities (Cost — $301,827) — 0.4%		301,827

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $115,656,877*) — 167.2%	$116,872,545
Other Assets Less Liabilities — 2.9%	2,047,301
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.6%)	(4,635,992)
VRDP Shares, at Liquidation Value — (63.5%)	(44,400,000)

Net Assets Applicable to Common Shares — 100.0%	$69,883,854

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$111,054,351

Gross unrealized appreciation	$3,936,208
Gross unrealized depreciation	(2,753,002)

Net unrealized appreciation	$1,183,206

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Non-income producing security.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BIF New York Municipal Money Fund	2,552,420	(2,250,593)	301,827	—

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	CAB	Capital Appreciation Bonds
	CIFG	CDC IXIS Financial Guaranty
	ERB	Education Revenue Bonds
	FHA	Federal Housing Administration
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	LRB	Lease Revenue Bonds
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	PILOT	Payment in Lieu of Taxes
	RB	Revenue Bonds
	SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(29)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$3,672,578	$18,547

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$116,570,718	—	$116,570,718
Short-Term Securities	301,827	—	—	301,827

Total	$301,827	$116,570,718	—	$116,872,545

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$18,547	—	—	$18,547
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$52,000	—	—	$52,000
Liabilities:
Bank overdraft	—	$(2,783)	—	(2,783)
TOB trust certificates	—	(4,634,988)	—	(4,634,988)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$52,000	$(49,037,771)	—	$(48,985,771)

There were no transfers between levels during the period ended November 30, 2013.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2013	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: January 24, 2014